UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York           May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     322,821
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Lakewood Capital Management, LP
                                                           March 31, 2011
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5       COL 6   COL 7         COLUMN 8

                              TITLE OF                   VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS  SOLE      SHARED    NONE
ABITIBIBOWATER INC            COM NEW         003687209   1,871       69,624 SH         SOLE    NONE     69,624
ADVANCED ENERGY INDS          COM             007973100   4,478      273,881 SH         SOLE    NONE    273,881
ARLINGTON ASSET INVT CORP     CL A NEW        041356205   6,671      219,165 SH         SOLE    NONE    219,165
ASPEN INSURANCE HOLDINGS LTD  SHS             G05384105  12,173      441,680 SH         SOLE    NONE    441,680
BANK OF AMERICA CORPORATION   COM             060505104   2,528      189,619 SH         SOLE    NONE    189,619
BP PLC                        SPONSORED ADR   055622104  12,518      283,588 SH         SOLE    NONE    283,588
BROWN SHOE INC NEW            COM             115736100   7,474      611,600 SH         SOLE    NONE    611,600
CHEMTURA CORP                 COM NEW         163893209  16,484      958,398 SH         SOLE    NONE    958,398
CITIGROUP INC                 COM             172967101   2,676      605,426 SH         SOLE    NONE    605,426
COPA HOLDINGS SA              CL A            P31076105   6,768      128,178 SH         SOLE    NONE    128,178
CVR ENERGY INC                COM             12662P108   5,222      225,466 SH         SOLE    NONE    225,466
DISH NETWORK CORP             CL A            25470M109   7,337      301,178 SH         SOLE    NONE    301,178
E M C CORP MASS               COM             268648102   4,753      178,954 SH         SOLE    NONE    178,954
EXPEDIA INC DEL               COM             30212P105  24,270    1,071,037 SH         SOLE    NONE  1,071,037
GENWORTH FINL INC             COM CL A        37247D106   7,658      568,925 SH         SOLE    NONE    568,925
GLATFELTER                    COM             377316104   7,476      561,250 SH         SOLE    NONE    561,250
INGRAM MICRO INC              CL A            457153104  28,307    1,346,008 SH         SOLE    NONE  1,346,008
INNOSPEC INC                  COM             45768S105  13,459      421,371 SH         SOLE    NONE    421,371
INVESTORS BANCORP INC         COM             46146P102  13,412      899,536 SH         SOLE    NONE    899,536
KEARNY FINL CORP              COM             487169104   3,244      323,404 SH         SOLE    NONE    323,404
KEMET CORP                    COM NEW         488360207     345       23,249 SH         SOLE    NONE     23,249
KKR FINANCIAL HLDGS LLC       COM             48248A306  11,278    1,152,009 SH         SOLE    NONE  1,152,009
LEAP WIRELESS INTL INC        COM NEW         521863308   5,142      332,353 SH         SOLE    NONE    332,353
LEAP WIRELESS INTL INC        COM NEW         521863308     792       51,200     CALL   SOLE    NONE     51,200
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708  13,824      178,139 SH         SOLE    NONE    178,139
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100     978       16,281 SH         SOLE    NONE     16,281
MECHEL OAO                    SPON ADR PFD    583840509  24,732    2,266,898 SH         SOLE    NONE  2,266,898
NORDION INC                   COM             65563C105     705       59,617 SH         SOLE    NONE     59,617
OCEANFREIGHT INC              SHS -A-         Y64202115     710    1,014,510 SH         SOLE    NONE  1,014,510
PACER INTL INC TENN           COM             69373H106   3,836      730,682 SH         SOLE    NONE    730,682
PHH CORP                      COM NEW         693320202     585       26,885 SH         SOLE    NONE     26,885
PINNACLE AIRL CORP            COM             723443107   1,034      179,821 SH         SOLE    NONE    179,821
REPUBLIC AWYS HLDGS INC       COM             760276105   5,040      783,816 SH         SOLE    NONE    783,816
SLM CORP                      COM             78442P106   4,205      274,808 SH         SOLE    NONE    274,808
SPARTECH CORP                 COM NEW         847220209   1,001      138,040 SH         SOLE    NONE    138,040
SPDR GOLD TRUST               GOLD SHS        78463V107   1,568       11,213 SH         SOLE    NONE     11,213
SPECTRUM BRANDS HLDGS INC     COM             84763R101   8,616      310,372 SH         SOLE    NONE    310,372
TRAVELCENTERS OF AMERICA LLC  COM             894174101   3,618      477,884 SH         SOLE    NONE    477,884
WAL MART STORES INC           COM             931142103  21,430      411,728 SH         SOLE    NONE    411,728
WELLPOINT INC                 COM             94973V107  15,662      224,423 SH         SOLE    NONE    224,423
WILLIAMS COS INC DEL          COM             969457100   1,583       50,784 SH         SOLE    NONE     50,784
ZORAN CORP                    COM             98975F101   7,362      708,533 SH         SOLE    NONE    708,533






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